Capital Management - Bank EBITDA (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Net income - basic	$ 855,605	$ 1,613,600
Financing and interest	104,817	111,159
Unrealized foreign exchange loss (gain)	45,073	(1,905)
Unrealized financial derivatives (gain) loss	(135,471)	103,631
Current income tax expense	3,594	1,272
Deferred income tax expense	31,716	79,968
Depletion and depreciation	587,050	464,580
Gain on dispositions	(4,898)	(9,666)
Impairment reversal	(267,744)	(1,542,414)
Share-based compensation	3,159	6,389
Exploration and evaluation	30,239	15,212
Interest on lease obligations	(193)	(223)
Early redemption expense	(2,462)	(1,851)
Non-cash other income	$ (4,009)	$ (2,857)